Document and Entity Information	May 14, 2026
Cover [Abstract]
Entity Registrant Name	NEUROCRINE BIOSCIENCES INC
Amendment Flag	true
Entity Central Index Key	0000914475
Document Type	8-K/A
Document Period End Date	May 14, 2026
Entity Incorporation State Country Code	DE
Entity File Number	0-22705
Entity Tax Identification Number	33-0525145
Entity Address, Address Line One	6027 Edgewood Bend Court
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	617-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	NBIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K filed by Neurocrine Biosciences, Inc., a Delaware corporation (the “Company”) on May 18, 2026 (the “Original Report”), in which the Company reported, among other events, the completion of the Merger (as defined in the Original Report). This Amendment No. 1 is filed to (i) update the information in Item 9.01(a) of the Original Report to include the audited consolidated financial statements of Soleno (as defined in the Original Report) as of and for the year ended December 31, 2025 and to include the unaudited interim condensed consolidated financial statements of Soleno as of and for the three months ended March 31, 2026; and (ii) update the information in Item 9.01(b) of the Original Report to include the unaudited pro forma condensed combined financial information of the Company, consisting of the unaudited pro forma condensed combined statements of income for the six months ended June 30, 2026 and the year ended December 31, 2025. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report. Capitalized terms used but not defined herein have the meanings given to them in the Original Report. In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, the complete text of Item 9.01 (as amended) is included herein.